STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Stock based compensation expense	$ 2,248	$ 3,614
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period		11,659
Stock based compensation expense
Settled in iOx exchange		(11,659)
Balance, end of period
Stock Option Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period	21,204	16,928
Stock based compensation expense	2,248	3,614
Settled in iOx exchange
Balance, end of period	$ 23,452	$ 20,542